Exhibit 99.1

Items 4 and 5

Certification of Services Performed

August 1, 2022

Reference is made to that certain proposed Loan Agreement (the “Loan Agreement”), by and between BAF ASSETS 5, LLC (f/k/a ARC Rental MSR I, LLC), a Delaware limited liability company (“Borrower”), and GERMAN AMERICAN CAPITAL CORPORATION (“Client”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower and Client, to the best of my knowledge and belief, that SingleSource Diligence Solutions of Utah, LLC DBA Resolute Diligence Solutions (“RDS”) has completed the services ordered by Client under the Evaluation Services Agreement, dated as of August 1, 2022, by and between RDS and Client and acknowledged and agreed to by Borrower, in connection with the borrowing of the Loan for the Properties contained in the data tape entitled “AMSR 2022-3 – Tape as of 7.15.2022.xlsx” (the “2022-SFR3 data tape”). Furthermore;

1.	RDS has reviewed the Lease for each Property provided by Client and has determined that (a) each such Lease has been executed by the applicable Tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the 2022-SFR3 data tape, (c) no such Lease contains terms that are materially inconsistent with customary lease terms for the jurisdiction where the applicable Property is located and (d) all Section 8 leases are correctly reported in the 2022-SFR3 data tape.

2.	RDS has reviewed the values in the 2022-SFR3 data tape that are used in the calculations and reporting to the price estimate obtained on BPOs provided by RDS are accurately reported.

3.	RDS has reviewed (a) the addresses on the 2022-SFR3 data tape and determined that they match the addresses that appear on the Broker Price Opinions and (b) the county designation for each Property in the 2022-SFR3 data tape and determined each such designation is accurate and matches the county designation in the corresponding approved title policy commitment.

4.	RDS has reviewed the 2022-SFR3 data tape which indicates which Properties are or are not subject to an active homeowner’s, condominium, or other common-interest community association (collectively, “HOA”) and has determined, based on its review of the title work, the 2022-SFR3 data tape and that certain HOA discrepancy review report dated on or about the date hereof executed by BCHH, Inc., that the Properties identified in the 2022-SFR3 data tape as not being subject to an HOA are accurately identified.

5.	RDS has reviewed the 2022-SFR3 data tape, provided by Borrower, which indicates which Properties are condominiums and has determined, based on property-type designations in the Broker Price Opinion for each Property and, if necessary, based on the county records via an online database and other online resources, that the designations of Properties as condominiums on the 2022-SFR3 data tape are accurate.

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IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

RESOLUTE DILIGENCE SOLUTIONS

/s/Richard Lundbeck
Name: Richard Lundbeck
Title: Managing Principal

AMSR 2022-SFR3 – RDS DILIGENCE CERTIFICATE